UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  11/30

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Dreman Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 97.3%
Consumer Discretionary 11.5%
Hotels Restaurants & Leisure 1.4%
Burger King Holdings, Inc.	145,300	2,599,417
Household Durables 3.1%
Fortune Brands, Inc.	66,250	2,903,738
Whirlpool Corp. (a)	32,880	2,767,181

		5,670,919
Leisure Equipment & Products 1.5%
Mattel, Inc.	125,190	2,752,928
Specialty Retail 4.0%
Best Buy Co., Inc.	70,625	2,577,812
GameStop Corp. "A"* (a)	105,300	1,811,160
TJX Companies, Inc.	68,825	2,865,185

		7,254,157
Textiles, Apparel & Luxury Goods 1.5%
VF Corp.	35,200	2,723,776
Consumer Staples 6.8%
Food & Staples Retailing 1.0%
SUPERVALU, Inc.	123,150	1,880,500
Food Products 2.8%
Corn Products International, Inc.	91,500	2,981,070
Dean Foods Co.*	139,400	2,033,846

		5,014,916
Household Products 1.5%
Energizer Holdings, Inc.*	47,020	2,724,809
Tobacco 1.5%
Lorillard, Inc.	37,900	2,768,216
Energy 10.8%
Energy Equipment & Services 3.0%
Ensco International PLC (ADR)	65,880	2,909,920
Tidewater, Inc. (a)	58,600	2,611,802

		5,521,722
Oil, Gas & Consumable Fuels 7.8%
Cameco Corp.	95,945	2,636,568
Chesapeake Energy Corp.	107,400	2,853,618
Cimarex Energy Co.	55,575	3,321,162
Newfield Exploration Co.*	50,940	2,601,506
Nexen, Inc.	120,490	2,711,025

		14,123,879
Financials 18.8%
Capital Markets 2.9%
Ameriprise Financial, Inc.	75,000	3,002,250
Federated Investors, Inc. "B" (a)	92,125	2,304,046

		5,306,296
Commercial Banks 2.9%
Comerica, Inc. (a)	75,160	2,711,773
SunTrust Banks, Inc. (a)	104,200	2,481,002

		5,192,775
Insurance 7.1%
Allstate Corp.	92,450	2,889,062
Axis Capital Holdings Ltd.	81,650	2,567,893
Hartford Financial Services Group, Inc.	106,900	2,605,153
HCC Insurance Holdings, Inc.	95,600	2,667,240
RenaissanceRe Holdings Ltd.	40,513	2,242,800

		12,972,148
Real Estate Investment Trusts 4.4%
Annaly Capital Management, Inc. (REIT)	120,000	2,205,600
Hospitality Properties Trust (REIT)	142,050	3,120,839
Senior Housing Properties Trust (REIT)	133,675	2,779,103

		8,105,542
Thrifts & Mortgage Finance 1.5%
Hudson City Bancorp., Inc. (a)	202,705	2,740,571
Health Care 10.4%
Biotechnology 1.2%
Biogen Idec, Inc.*	37,900	2,084,879
Health Care Equipment & Supplies 4.7%
Kinetic Concepts, Inc.* (a)	66,790	2,799,837
The Cooper Companies, Inc. (a)	72,550	2,906,353
Zimmer Holdings, Inc.*	50,500	2,895,165

		8,601,355
Health Care Providers & Services 1.5%
Omnicare, Inc. (a)	103,825	2,810,543
Pharmaceuticals 3.0%
Biovail Corp. (a)	186,250	2,762,087
Forest Laboratories, Inc.*	89,200	2,665,296

		5,427,383
Industrials 12.9%
Aerospace & Defense 3.2%
L-3 Communications Holdings, Inc.	37,850	3,460,247
Northrop Grumman Corp.	37,900	2,321,754

		5,782,001
Commercial Services & Supplies 1.4%
Pitney Bowes, Inc. (a)	113,500	2,599,150
Construction & Engineering 1.0%
Fluor Corp.	41,875	1,792,250
Electrical Equipment 2.9%
General Cable Corp.* (a)	92,250	2,253,668
Hubbell, Inc. "B"	66,250	3,103,812

		5,357,480
Machinery 2.9%
Eaton Corp.	41,050	2,796,326
Joy Global, Inc.	49,025	2,490,470

		5,286,796
Road & Rail 1.5%
Norfolk Southern Corp.	51,800	2,664,074
Information Technology 10.1%
Electronic Equipment, Instruments & Components 2.8%
Anixter International, Inc.*	53,650	2,239,351
Arrow Electronics, Inc.*	100,050	2,822,411

		5,061,762
IT Services 2.9%
Fiserv, Inc.*	58,710	2,831,583
Western Union Co.	159,850	2,522,433

		5,354,016
Semiconductors & Semiconductor Equipment 1.5%
Xilinx, Inc.	104,200	2,691,486
Software 2.9%
Check Point Software Technologies Ltd.*	80,000	2,608,000
Symantec Corp.*	160,725	2,659,999

		5,267,999
Materials 6.9%
Chemicals 1.5%
Terra Industries, Inc.	66,725	2,747,068
Containers & Packaging 1.4%
Owens-Illinois, Inc.*	85,700	2,540,148
Metals & Mining 4.0%
Nucor Corp.	50,500	2,090,700
Silver Wheaton Corp.*	190,250	2,886,093
Yamana Gold, Inc.	221,350	2,333,029

		7,309,822
Telecommunication Services 1.5%
Diversified Telecommunication Services
Windstream Corp. (a)	262,000	2,654,060
Utilities 7.6%
Electric Utilities 4.5%
American Electric Power Co., Inc.	88,400	2,972,008
PPL Corp.	86,975	2,477,048
Progress Energy, Inc.	68,500	2,622,865

		8,071,921
Multi-Utilities 3.1%
Ameren Corp.	97,850	2,417,873
Integrys Energy Group, Inc. (a)	74,300	3,275,144

		5,693,017

Total Common Stocks (Cost $164,625,254)		177,149,781
Securities Lending Collateral 15.0%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $27,369,621)	27,369,621	27,369,621
Cash Equivalents 0.8%
Central Cash Management Fund, 0.21% (b) (Cost $1,511,513)	1,511,513	1,511,513

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $193,506,388) †	113.1	206,030,915
Other Assets and Liabilities, Net (a)	(13.1)	(23,876,439)

Net Assets	100.0	182,154,476

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $193,918,310. At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $12,112,605.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,607,865 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,495,260.

(a)
All or a portion of these securities were on loan amounting to $26,575,422. In addition, included in other assets and liabilities, net is a pending sale, amounting to $275,437, that is on loan. The value of all securities loaned at February 28, 2010 amounted to $26,850,859 which is 14.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$177,149,781	$—	$—	$177,149,781
Short-Term Investments(d)	28,881,134	—	—	28,881,134
Total	$206,030,915	$—	$—	$206,030,915

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010